MetLife Investors Insurance Company

22 Corporate Plaza Drive

Newport Beach, CA 92660

November 5, 2004

VIA EDGAR

Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	MetLife Investors Insurance Company and
MetLife Investors Variable Annuity Account One
File No. 333-54358 (Class A)
Rule 497(j)

Commissioners:

On behalf of MetLife Investors Insurance Company (the “Company”) and MetLife Investors Variable Annuity Account One (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the Prospectus Supplement, dated November 22, 2004 to the May 1, 2004 Prospectus and the Supplement to the Statement of Additional Information (“SAI”) dated November 1, 2004 to the May 1, 2004 Statement of Additional Information being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus and Supplement to the SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on November 2, 2004.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Senior Counsel of

Metropolitan Life Insurance Company